Supplemental cash flow information	12 Months Ended
Mar. 31, 2026
Disclosure of cash flow statement [Abstract]
Supplemental cash flow information	Supplemental cash flow information
(1)Reconciliation of liabilities arising from financing activities
The changes in liabilities to cash flows arising from financing activities are as follows:

(Unit： In millions)	Loans	Promissory note- related party	Lease liabilities	Total
As of March 31, 2023	¥—	¥—	¥350	¥350
Proceeds from short-term loans	1,200	—	—	1,200
Repayments of short-term loans	(1,200)	—	—	(1,200)
Repayments of lease obligations	0	—	(327)	(327)
Total changes from financing cash flows	—	—	(327)	(327)
Modification of lease term	—	—	(81)	(81)
New lease contracts	—	—	1,719	1,719
Interest expenses	—	—	5	5
Interest expenses paid	—	—	(5)	(5)
Total liability-related other changes	—	—	1,638	1,638
As of March 31, 2024	—	—	1,661	1,661
Proceeds from short-term loans	1,800	—	—	1,800
Repayments of short-term loans	(1,800)	—	—	(1,800)
Repayments of lease obligations	—	—	(463)	(463)
Proceeds from loans from related party	8,508	—	—	8,508
Repayments of loans from related party	(7,759)	(128)	—	(7,887)
Total changes from financing cash flows	749	(128)	(463)	158
Modification of lease term	—	—	79	79
Increase by business combination	2	128	—	130
Interest expense	21	—	10	31
Interest paid	(21)	—	(10)	(31)
Total liability-related other changes	2	128	79	209
As of March 31, 2025	751	—	1,277	2,028
Proceeds from short-term loans	3,000	—	—	3,000
Repayments of short-term loans	(3,041)	—	—	(3,041)
Repayments of lease obligations	—	—	(378)	(378)
Proceeds from loans from related party	19,376	—	—	19,376
Repayments of loans from related party	(17,758)	—	—	(17,758)
Total changes from financing cash flows	1,577	—	(378)	1,200
Increase by business combination	264	—	11	275
Interest expense	153	—	8	161
Interest paid	(145)	—	(8)	(153)
Foreign currency translation	166	—	—	166
Total liability-related other changes	438	—	11	449
As of March 31, 2026	¥2,767	¥—	¥910	¥3,677
(2)Major noncash transactions
The noncash investing and financial transactions mainly include: (i) right-of-use assets obtained in exchange for lease liabilities pertaining to modification of lease term and a new lease contract amounting to ¥1,638 million, ¥79 million and ¥11 million for the years March 31, 2024, March 31, 2025 and March 31, 2026, respectively; (ii) the warrant and other liabilities assumed in the Business Combination amounting to ¥2,347 million for the year ended March 31, 2025: and (iii) Ordinary Shares issued as consideration in the acquisition of Next Finance, with an acquisition-date fair value of ¥1,077 million for the year ended March 31, 2025, and in the acquisitions of Aplo and 3iQ, with an aggregate acquisition-date fair value of ¥13,935 million for the year ended March 31, 2026. These transactions have been excluded from the consolidated statement of cash flows as they did not require the use of cash or cash equivalents. See Note 6 “Reverse Recapitalization and Acquisitions of subsidiaries.”

Reconciliation of liabilities arising from financing activities
The changes in liabilities to cash flows arising from financing activities are as follows:

(Unit： In millions)	Loans	Promissory note- related party	Lease liabilities	Total
As of March 31, 2023	¥—	¥—	¥350	¥350
Proceeds from short-term loans	1,200	—	—	1,200
Repayments of short-term loans	(1,200)	—	—	(1,200)
Repayments of lease obligations	0	—	(327)	(327)
Total changes from financing cash flows	—	—	(327)	(327)
Modification of lease term	—	—	(81)	(81)
New lease contracts	—	—	1,719	1,719
Interest expenses	—	—	5	5
Interest expenses paid	—	—	(5)	(5)
Total liability-related other changes	—	—	1,638	1,638
As of March 31, 2024	—	—	1,661	1,661
Proceeds from short-term loans	1,800	—	—	1,800
Repayments of short-term loans	(1,800)	—	—	(1,800)
Repayments of lease obligations	—	—	(463)	(463)
Proceeds from loans from related party	8,508	—	—	8,508
Repayments of loans from related party	(7,759)	(128)	—	(7,887)
Total changes from financing cash flows	749	(128)	(463)	158
Modification of lease term	—	—	79	79
Increase by business combination	2	128	—	130
Interest expense	21	—	10	31
Interest paid	(21)	—	(10)	(31)
Total liability-related other changes	2	128	79	209
As of March 31, 2025	751	—	1,277	2,028
Proceeds from short-term loans	3,000	—	—	3,000
Repayments of short-term loans	(3,041)	—	—	(3,041)
Repayments of lease obligations	—	—	(378)	(378)
Proceeds from loans from related party	19,376	—	—	19,376
Repayments of loans from related party	(17,758)	—	—	(17,758)
Total changes from financing cash flows	1,577	—	(378)	1,200
Increase by business combination	264	—	11	275
Interest expense	153	—	8	161
Interest paid	(145)	—	(8)	(153)
Foreign currency translation	166	—	—	166
Total liability-related other changes	438	—	11	449
As of March 31, 2026	¥2,767	¥—	¥910	¥3,677